Summary of Significant Accounting Policies (Tables)	6 Months Ended	12 Months Ended
	Jun. 30, 2023	Dec. 31, 2022
Summary of Significant Accounting Policies
Schedule of reconciliation of net income (loss) per common stock

	For the Three Months Ended		For the Three Months Ended		For the Six Months Ended		For the Six Months Ended
	June 30, 2023		June 30, 2022		June 30, 2023		June 30, 2022
	Class A	Class B	Class A	Class B	Class A	Class B	Class A	Class B
Allocation of net income (loss)	$(328,630)	$(809,615)	$18,026,419	$10,625,000	$(264,590)	$(155,953)	$12,441,680	$3,110,420
Weighted average shares outstanding	4,312,774	10,625,000	42,500,000	10,625,000	18,026,419	10,625,000	42,500,000	10,625,000
Basic and diluted net income (loss) per share	$(0.08)	$(0.08)	$0.06	$0.06	$(0.01)	$(0.01)	$0.29	$0.29

	Year Ended December 31, 2022
	Class A	Class B
Allocation of net income	$15,386,968	$3,846,742
Weighted average shares outstanding, basic and diluted	42,500,000	10,625,000
Basic and diluted net income per share	$0.36	$0.36

	Year Ended December 31, 2021
	Class A	Class B
Allocation of net loss	$(193,470)	$(58,163)
Weighted average shares outstanding, basic and diluted	35,224,658	10,589,629
Basic and diluted net loss per share	$(0.01)	$(0.01)